==========================
                                                      OMB APPROVAL
                                                      ==========================
                                                      OMB Number: 3235-0570

                                                      Expires: October 31, 2006

                                                      Estimated average burden
                                                      hours per response: 19.3
                                                      ==========================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03877

                               Z-Seven Fund, Inc.
                               ------------------
               (Exact name of registrant as specified in charter)


           1819 South Dobson Road, Suite 109, Mesa, Arizona 85202-5656
               (Address of principal executive offices) (Zip code)


    Barry Ziskin, 1819 South Dobson Road, Suite 109, Mesa, Arizona 85202-5656
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 480-897-6214


Date of fiscal year end: 12/31
                         -----


Date of reporting period: 6/30/2004
                           --------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


     [Z SEVEN LOGO]

  SECOND QUARTER REPORT
      PERIOD ENDED
     JUNE 30, 2004


1. ACCOUNTING PROCEDURES:
    RELIABILITY & CONSERVATISM

2. CONSISTENCY OF OPERATING
    EARNINGS GROWTH

3. STRENGTH OF INTERNAL
    EARNINGS GROWTH

4. BALANCE SHEET:
    WORKING CAPITAL

5. BALANCE SHEET:
    CORPORATE LIQUIDITY

6. RECOGNITION:
    OWNER DIVERSIFICATION

7. VALUE: P/E UNDER 10

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

   We would like to express our appreciation for the confidence you have shown in our investment philosophy. In addition, we are thankful for the love, strength, and wisdom given to us by our heavenly creator and caring shepherd.

2004 SECOND QUARTER RESULTS

   As I believe most investors would agree, it was a challenging quarter.
Our NAV increased from $5.08 to $5.10 at June 30, 2004. It makes the eighth time in the latest ten quarters that Z-Seven's N.A.V. has risen, including the bear market year of 2002. We are proud of these results as only five of the other 390 global equity funds tracked by Lipper have had eight up quarters in the latest ten and not a single one had nine. While it is gratifying to report that our first two quarters of the year were in the black, we are still more proud of our flat year in N.A.V. in 2002, during tough times.

2004 SIX-MONTH RESULTS

   In the six months ended June 30, 2004, our NAV advanced 3% from $4.96 to $5.10.

   Most of our investments are in superbly managed companies which continue to demonstrate their quality by reporting considerably better earnings, in a reliable and conservative manner, than most other companies.

   Since our November 30, 2003 press release announcing the board's intention to prepare a proxy to shareholders recommending our conversion to an open-end fund, the Fund's efforts to move forward with open-ending have been unexpectedly delayed due to problems with the Fund's initial administrator. The Fund is currently searching for a cost-effective and reliable administration relationship. While our hopes are that the administration issues will be successfully resolved shortly, we do not know at this time when the Fund will be able to secure a suitable administration relationship and move forward with the open-ending proxy.

OUTLOOK

   It is my opinion that the worst for the stock market may not be over yet. Still, as outlined in our 2002 annual report and placed in historical perspective, I believe we are in a cyclical bull market which possibly will last another year or more, before giving way to the likelihood of a greater secular bear market.

   While we will also be eagerly searching for new investment opportunities, very few quality growth companies are currently trading at attractive prices. Our most recent investment was our first in about 18 years, a high quality computer service company bucking both the Japanese economy and industry trends, when cascading Japanese stock prices early in 2003, gave us a bargain opportunity. It has more than tripled since in just 1 1/2 years. We will have to be patient and wait for more good value opportunities in quality growth companies' stock prices.

Sincerely,


/s/ Barry Ziskin
Barry Ziskin                                                     August 12, 2004

GENERAL INFORMATION

THE FUND

Z-Seven Fund, Inc. is a non-diversified, closed-end management investment company whose shares trade on the Nasdaq Small Cap Market and on the Pacific Exchange. Its investment objective is long-term capital appreciation through investments in quality growth companies whose shares are undervalued.

NET ASSET VALUE CALCULATION

While it remains our intent to publish our Net Asset Value (NAV) weekly, there may be instances when we are unable to do so.

SHARE REPURCHASES

Notice is hereby given, in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may purchase, at market prices, from time to time, shares of its common stock in the open market.

FORWARD LOOKING STATEMENTS

   When used in this report and in future filings by the Fund with the Securities and Exchange Commission, in the Fund's press releases and in oral statements made with the approval of an authorized officer of the Fund the words or phrases, "will likely result," "are expected to," "will continue," "is anticipated," "estimate," "project," or similar expressions are intended to identify forward looking statements, within the meaning of the Private Securities Litigation Reform Act of 1995. All assumptions, anticipations, expectations and forecasts contained herein are forward looking statements that involve risks and uncertainties.

   Management of the Fund cautions readers not to place undue reliance on any such forward looking statements, which speak only as of the date made, and should be read in conjunction with other publicly available Fund information. Management of the Fund will not undertake, and specifically declines, any obligations to release publicly the result of any revisions which may be made to any forward looking statements to reflect the occurrence of anticipated or unanticipated events.

Z-Seven Fund, Inc.
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2004  (UNAUDITED)

---------------------------------------------------------
INVESTMENT SECURITIES (a)          SHARES        VALUE
---------------------------------------------------------
COMMON STOCKS
---------------------------------------------------------
BIOTECHNOLOGY - 8.4%
  Techne Corp. (b)                 18,400      $  799,480
                                         ----------------
                                                  799,480
                                         ----------------
BUILDING & MATERIALS  -  7.7%
  Barratt Developments PLC         69,100         739,947
                                         ----------------
                                                 739,947
                                         ----------------
COMPUTER SALES & SERVICES  -  7.1%
 Insight Enterprises, Inc. (b)     6,080         107,981
 TIS, Inc.                        13,300         570,873
                                          ---------------
                                                 678,854
                                          ---------------
CONFECTION  -  2.5%
 Lindt & Sprungli AG                 230         242,231
                                         ----------------
                                                 242,231
                                         ----------------
ELECTRONIC COMPONENTS  -  5.5%
 Roxboro Group PLC                86,084         524,739
                                         ----------------
                                                 524,739
                                         ----------------
HEALTH & FITNESS PRODUCTS  -  17.9%
 Balchem Corporation              17,200         473,000
 National Dentex Corporation (b)   8,100         240,165
 Novartis AG                       3,960         175,228
 UCB                              11,622         542,677
 United Guardian, Inc.            40,400         274,720
                                         ----------------
                                               1,705,790
                                         ----------------
HEALTH SERVICES  -  5%
  U.S. Physical Therapy, Inc. (b) 34,850         477,793
                                         ----------------
                                                 477,793
                                         ----------------
INFORMATION & RESEARCH SERVICES  -  8.4%
  Factset Research, Inc.          14,000         662,340
  Forrester Research (b)           7,600         141,740
                                         ----------------
                                                 804,080
                                         ----------------
INSURANCE BROKERS  -  2.3%
 Jardine Lloyd Thompson
  Group PLC                       28,750         217,624
                                         ----------------
                                                 217,624
                                         ----------------
INVESTMENT MANAGERS  -  9%
 Brewin Dolphin PLC               89,500         120,512
 Rathbone Brothers PLC            58,000         738,758
                                         ----------------
                                                 859,270
                                         ----------------
MANUFACTURING - AUTO & INDUSTRIAL -  7.7%
 Strattec Security
  Corporation (b)                  3,500         239,505
 VT Holding A/S (Cl B)             9,965         495,527
                                         ----------------
                                                 735,032
                                         ----------------

Z-Seven Fund, Inc.
SCHEDULE OF INVESTMENTS
AT JUNE 30, 2004 CONTINUED (UNAUDITED)


OTHER  -  1.8%
 Abbeycrest PLC                   10,000          12,646
 Ballantyne of Omaha, Inc. (b)    50,505         158,081
                                          ---------------
                                                 170,727
---------------------------------------------------------
TOTAL COMMON STOCKS  -  83.3%

  (Cost $5,378,512)                           $7,955,567
---------------------------------------------------------

=========================================================
TOTAL INVESTMENT IN SECURITIES - 83.3%

  (Cost $5,378,512)                          $ 7,955,567
---------------------------------------------------------
CASH, RECEIVABLES, AND OTHER ASSETS
 LESS LIABILITIES  -  16.7%                    1,594,854
---------------------------------------------------------
NET ASSETS  -  100.0%
 (Equivalent to $5.10 per share based
 on 1,872,592 shares of capital stock
 outstanding)                                 $9,550,421
=========================================================
(a) Percentages are based on net assets of $ 9,550,421.
(b) Non-income producing investment.

--------------------------------------------------------
COMMON STOCKS BY COUNTRY
--------------------------------------------------------
PERCENT   COUNTRY                                VALUE
--------------------------------------------------------
    44.9% United States                     $ 3,574,805
    29.6  United Kingdom                      2,354,226
     7.2  Japan                                 570,873
     6.8  Belgium                               542,677
     6.2  Denmark                               495,527
     5.3  Switzerland                           417,459
--------------------------------------------------------
   100.0%                                   $ 7,955,567
--------------------------------------------------------

Z-Seven Fund, Inc.
STATEMENT OF ASSETS AND LIABILITIES
AT JUNE 30, 2004  (UNAUDITED)


ASSETS

Investments in securities, at value
 (identified cost $5,378,512)           $7,955,567
Cash                                     1,630,835
Receivables
 Dividends and interest                     19,890
 Foreign exchange contracts                  2,928
Other assets                                 1,182
                                    ---------------
Total assets                             9,610,402
                                    ---------------

LIABILITIES

Payables
 Due to investment adviser                  29,205
 Accrued expenses and accounts payable      30,776
                                    ---------------
Total liabilities                           59,981
                                    ---------------
NET ASSETS                              $9,550,421
                                    ===============

NET ASSETS REPRESENTED BY
Capital stock, $1.00 par value:
 7,700,000 shares authorized,
 3,268,858 shares issued               $ 3,268,858
Additional paid-in capital              20,512,703
Treasury stock, 1,396,266, at cost     (10,809,759)
                                    ---------------
                                        12,971,802
Accumulated net realized loss on
 investments, options and currency
 transactions                           (6,001,364)
Net unrealized gain on
 investments, options and
 currency translations                   2,579,983
                                    ---------------

NET ASSETS (EQUIVALENT TO $5.10 PER
 SHARE BASED ON 1,872,592 SHARES OF
 CAPITAL STOCK OUTSTANDING)             $9,550,421
                                    ===============





  See accompanying notes to financial statements.

Z-Seven Fund, Inc.
STATEMENT OF OPERATIONS
SIX-MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)


INVESTMENT INCOME
Dividends, net of non-reclaimable
 foreign taxes of $13,926                $ 107,328
Interest                                     1,301
                                       ------------
Total investment income                    108,629
                                       ------------
EXPENSES
Investment advisory base fee                58,605
Compensation and benefits                   23,751
Transfer agent fees                          5,393
Professional fees                           39,976
Custodian fees                               4,813
Printing and postage                         5,725
Office expenses                             25,859
Insurance expense                            1,056
Directors' fees and expenses                 9,059
Dues and filing fees                         2,044
Shareholder relations & communications          17
Rent expense                                10,054
                                       ------------
Total expenses                             186,352
                                       ------------
Expenses reduced through offset
 arrangements                              (13,671)
Net expenses                               172,681
                                       ------------
Net investment loss                        (64,052)
                                       ------------
REALIZED & Unrealized Gain
(Loss) on Investments
Net realized loss on investments,
 options and currency transactions        (500,461)
Change in unrealized gain of
 investments, options and
 currency translations                     826,191
                                       ------------
Net gain on investments, options,
 and currency transactions                 325,730
                                       ------------
Net increase in net assets
 from operations                         $ 261,678
                                       ============



  See accompanying notes to financial statements.

Z-Seven Fund, Inc.
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2003 AND SIX-MONTH PERIOD ENDED
JUNE 30, 2004 (UNAUDITED)


                                 2004          2003
                            ------------- --------------
 NET ASSETS,
 Beginning of Period          $9,288,743   $ 7,708,241
                            ------------- --------------

 OPERATIONS
 Net investment loss             (64,052)     (173,399)
 Net realized loss on
  investments, options and
  currency transactions         (500,461)     (547,640)
 Change in unrealized
  gain of investments,
  options and
  currency translations          826,191     2,301,541
                            ------------- --------------
 Net increase in
  net assets from operations     261,678     1,580,502
                            ------------- --------------

 DIVIDENDS AND DISTRIBUTIONS
 From net investment income            0             0
 From net realized gain on
  investments, options and
  currency transactions                0             0
                            ------------- --------------
 Decrease in net assets from
  dividends and distributions          0             0
                            ------------- --------------

 SHARE TRANSACTIONS
 Treasury stock repurchases            0             0
 Reinvested dividends and
  distributions                        0             0
                            ------------- --------------
 Decrease in net assets from
  share transactions                   0             0
                            ------------- --------------

 Net increase (decrease)
 in net assets                   261,678     1,580,502
                            ------------- --------------

 NET ASSETS,
 End of Period               $ 9,550,421   $ 9,288,743
                            ============= ==============

Z-Seven Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     Z-Seven Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company incorporated under the laws of Maryland on July 29, 1983, and became a publicly traded company on December 29, 1983.
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION - Securities traded on national securities exchanges, other than the London Stock Exchange, are valued at the last sale price or, in the absence of any sale, at the closing bid price on such exchanges or over the counter, except VT Holding A/S which is valued at the midpoint between the bid and the ask. Securities traded on the London Stock Exchange are valued at the mid-close price. Options are valued at the last bid price. If no quotations are available, the fair value of securities is determined in good faith by the Board of Directors (the Board). Temporary investments in short-term money market securities are valued at market based on quoted third-party prices. Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the date of valuation.

     FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. The Fund intends to distribute substantially all of its net investment taxable income, if any, annually.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions of net capital gains to shareholders are recorded on the ex-dividend date.
     Investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on foreign denominated assets and liabilities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Due to the tax treatment of certain income and capital gain items, as of December 31, 2003, the Fund has decreased accumulated net investment loss by $173,399, decreased accumulated realized capital loss

Z-Seven Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)


     by $479,791 and decreased paid in capital by $653,190. Net assets were not affected by this reclassification.

     SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are determined on the basis of identified cost for book and tax purposes.

     FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets, and liabilities at the closing daily rate of exchange, and (ii) purchases and sales of investment securities and dividend income at the rate of exchange prevailing on the respective dates of such transactions.

     Investment companies generally do not isolate that portion of the results of operations that arises as a result of changes in exchange rates from the portion that arises from changes in market prices of investments during the period. When foreign securities are purchased or sold, the Fund generally acquires forward exchange contracts as of the trade date for the amount of purchase or proceeds, and no exchange gains or losses are thus realized on these transactions. Foreign dividends are shown net of foreign exchange gains or losses, which arise when currency gains or losses are realized between the ex-dividend and payment dates on dividends.

     FORWARD CURRENCY CONTRACTS - As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) on investments, options and currency transactions in the Statement of Operations.

Z-Seven Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)


     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund's management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and contingent liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

NOTE 2 - TREASURY STOCK TRANSACTIONS

     Over the first six months of 2004, the Board of Directors authorized the repurchase of up to 50,000 of the Fund's capital shares on the open market, subject to applicable law. No shares were repurchased during the first six months of 2004.

                                               Average
     Period          Number of      Cost       Discount
                      Shares                   Per Share
----------------------------------------------------------
First Half of 2004      0         $      0       n/a
   Year of 2003         0         $      0       n/a

     In 1996, the Fund established a distribution reinvestment plan (DRIP) to allow shareholders to reinvest their distributions in shares of the Fund. When the Fund is selling at a premium, distributions will be reinvested at the greater of net asset value or 95% of the market price. When the Fund is selling at a discount, distributions will be reinvested at market price. On October 26, 2001 distributions of $41,693 were reinvested into 9,857 additional shares of the Fund at a net asset value of $4.23 per share.
     In 1992, the Fund reissued all of its existing treasury stock in addition to newly issued stock in a private placement of shares to Agape Co., S.A. in exchange for securities which were generally the same as those contained in the Fund's portfolio. A total of 698,210 unregistered Fund shares were issued to Agape in the transaction at a slight premium to net asset value. The federal income tax basis of the securities received by the Fund in this transaction was equivalent to the market value of those securities on the date of the transaction. At June 30, 2004, pursuant to filings with the SEC, Agape owned 16.47% of the Fund shares outstanding. The Fund is obligated to register these shares for sale in the open market upon Agape's request. Previous

Z-Seven Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)


negotiations for the repurchase of these shares by the Fund have been discontinued.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of investment securities (excluding short-term money market securities and options) during the six months ended June 30, 2004, were:

               Common Stocks           Treasury Bills
           ----------------------   ---------------------
  Purchases        $                        $0
  Sales            $ 871,471                $0

NOTE 4 - FOREIGN CURRENCY CONTRACTS

    At June 30, 2004, the Fund had the following open forward currency contracts:

Settlement   Currency to     Currency to     Unrealized
   Date        Receive         Deliver      Apprecition/
                                           (Depreciation)
-------------------------- --------------------------------
  3/1/05      $1,130,346      630,000             $5,828
                           British Pounds

  3/1/05         405,055      500,000              1,374
                            Swiss Francs

  3/1/05         256,035     28,000,000          (4,940)
                            Japanese Yen

  3/1/05         171,242      140,000                666
                               Euros
            --------------                 ---------------
              $1,962,678                          $2,928
==========================================================

NOTE 5 - OPTIONS TRANSACTIONS

     The Fund may purchase and sell call and put options on stock indices that are traded on national securities exchanges as a method of hedging market fluctuations or to hedge against the possible opportunity cost of a large cash holding. The Fund may liquidate the call and put options purchased or sold by effecting a closing sale transaction (rather than exercising the option). This is accomplished by purchasing or selling an option of the same series as the option previously purchased or sold. There is no guarantee that the closing sale transaction can be effected. The Fund will realize a profit from a closing transaction if the price at which the transaction

Z-Seven Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)


is effected is greater than the premium paid to purchase the option. The
Fund will realize a loss from a closing transaction if the price is less than the premium paid.
     An option may be closed out only on an exchange which provides a market for options on the same index and in the same series. Although the Fund will generally purchase or sell only those options for which there appears to be an active market, there is no assurance that a liquid market on the exchange will exist for any particular option, or at any particular time. In such event, it might not be possible to execute closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit.
     The cost of option contracts purchased, and the proceeds from option contracts sold during the six-month period ended June 30, 2004 were $4,102,700 and $4,245,800, respectively.

NOTE 6 - LEASE COMMITMENTS

     The Fund's three-year operating lease extension for its Mesa, Arizona corporate office expired on June 30, 2004. The Fund is currently occupying the office space on a month-to-month basis. Rent expense for the six-month period ended June 30, 2004 was $10,054. See Note 12.

NOTE 7 - INVESTMENT ADVISORY FEES AND PERFORMANCE
BONUS/PENALTIES

     TOP Fund Management is the Fund's investment adviser (the "Adviser"). Under an agreement between the Fund and the Adviser, the latter supervises the investments of the Fund and pays certain expenses related to employees principally engaged as directors, officers, or employees of the Adviser. The agreement provides for base management fees ("base fees") equal to .3125% per quarter (equivalent to 1.25% per annum) of the average daily net assets of the Fund. For the six-month period ended June 30, 2004, the base management fees aggregated $58,605.

     In addition to the base fees, the Adviser will receive a bonus for extraordinary performance or pay a penalty for under-performance. The bonus/penalty performance arrangement uses the S&P 500 as a measure of performance against which the Fund's net asset value's performance will be measured. The bonus/penalty is

Z-Seven Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)


payable at the end of each calendar quarter and will not exceed 2.5% of the average daily net assets in the calendar quarter. The performance penalty can exceed the base fees. The bonus/penalty arrangement will not become operative unless the performance of the Adviser exceeds, either positively or negatively, the S&P 500 percentage change during the same period of time by more than 10%. For the six-month period ended June 30, 2004, no performance bonus or penalty was due.
     The agreement also provides that if the Fund's expenses on an annual basis (including the base fees, but excluding any bonus or penalty payments, taxes, interest, brokerage commission, and certain litigation expenses) exceed 3.5% of the average daily net assets up to $20,000,000 plus 1.5% of the average daily net assets in excess of $20,000,000, the Adviser shall reimburse the Fund for any such excess up to the aggregate amount of the base fees. For the year six months ended June 30, 2004, no expense reimbursement was required.

NOTE 8 - DISTRIBUTIONS TO SHAREHOLDERS
     There were no distributions paid during the six months ended June 30, 2004 or the year ended December 31, 2003. As of December 31, 2003 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income:                  0
Capital loss carry-forwards:           (5,098,780)
Unrealized appreciation of
     securities:                        1,753,791
Post-October capital losses
     deferred                            (207,831)
Unrealized loss on options                285,500
                                     ---------------
 Total                                 (3,267,320)


 NOTE 9 - FEDERAL INCOME TAX INFORMATION

     At December 31, 2003, the Fund had a capital loss carry-forward of $5,098,780, which is scheduled to expire on December 31, 2009. The carryover will offset any future net capital gains and no capital gain distributions will be made until the capital loss carry-forward has been fully utilized or expires.

Z-Seven Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)


NOTE 10 - RELATED PARTIES

     Directors of the Fund who are not officers or otherwise affiliated with the Adviser are paid $500 per meeting plus out-of-pocket expenses. Audit Committee members are paid $500 ($750 for the Chairperson) plus reimbursement of expenses, for each Committee meeting a member attends. The maximum amount the Fund will pay per year to each member for Audit Committee meetings is $3,300 ($4,500 for the Chairperson).
     At June 30, 2004, Barry Ziskin, an officer and director of the Fund, owned 579,083 shares of the Fund's capital stock, which represents 31% of the total Fund shares. He is also an officer and director of the Adviser.

NOTE 11 - EXPENSE OFFSET ARRANGEMENT

     Through an arrangement with Standard & Poor's Securities ("S&P"), commissions paid to S&P earn soft dollar credits and directed brokerage credits. The Adviser may direct S&P to use the credits to pay certain Fund expenses. For the period ended June 30, 2004, the Adviser applied $13,671 of these directed brokerage credits towards the payment of operating expenses of the Fund.

NOTE 12 - EXPENSE ALLOCATION

     The Board reviews on an annual basis any expenses the Fund shares with the Adviser and its affiliates. The Board has approved allocating shared office expenses based generally on the ratio of assets under management between the Fund and the Adviser's affiliates, subject to annual review by the Board and a maximum allocation of any particular expense to the Fund of 75%. The Adviser and its affiliates pay compensation related to performance of tasks for the Adviser and its affiliates and the Fund reimburses the Adviser for compensation related to performance of tasks for the Fund.

Z-Seven Fund, Inc.
FINANCIAL HIGHLIGHTS
THE FOLLOWING REPRESENTS SELECTED DATA FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIODS.

--------------------------------------------------------------------------------------------------------------------------------
                                                                  June 30,                      December 31,
 For the periods ended                                              2004       2003       2002      2001       2000      1999
                                                                 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                              $4.96      $4.12      $4.27     $6.92      $7.57     $7.80
                                                                  ---------  ---------  --------- ---------  --------- ---------
 Net investment income (loss)                                      (0.04)     (0.10)     (0.11)    (0.04)      0.05      0.10
 Net realized and unrealized gains (losses) on investments
    and currency transactions before income taxes                    0.18       0.94     (0.05)    (2.35)     (0.62)    (0.28)
                                                                  ---------  ---------  --------- ---------  --------- ---------
 Total increase (decrease) from investment operations                0.14       0.84     (0.16)    (2.39)     (0.57)    (0.18)
 Distributions to shareholders from net investment income             -0-        -0-        -0-    (0.04)     (0.11)       -0-
 Distributions to shareholders from net capital gains                 -0-        -0-        -0-    (0.22)        -0-    (0.05)
 Income taxes on capital gains paid on behalf of shareholders         -0-        -0-        -0-       -0-        -0-       -0-
 Impact of treasury stock repurchases                                 -0-        -0-       0.01       -0-       0.03       -0-
 Capital contribution                                                 -0-        -0-        -0-       -0-        -0-       -0-
                                                                  ---------  ---------  --------- ---------  --------- ---------
 Net increase (decrease) in net asset value                         0.14        0.84     (0.15)    (2.65)     (0.65)    (0.23)
                                                                  ---------  ---------  --------- ---------  --------- ---------
 Net asset value, end of period                                    $5.10       $4.96     $4.12     $4.27      $6.92     $7.57
                                                                  =========  =========  ========= =========  ========= =========
 Per share market value, end of period                             $4.00      $4.76      $3.26     $4.19      $7.25     $7.69
 Total investment return (a)                                      (16.0%) (b)  46.0%     (22.2%)   (38.7%)     (4.2%)    (3.2%)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses before performance bonus/penalty to average       4.0% (d)   3.8%       3.9%      4.0%       3.4%      3.2%
 net assets (c)
 Ratio of total expenses (credits) to average net assets (c)         4.0% (d)   4.0%       4.2%      2.8%       3.1%      0.5%
 Ratio of net investment income (loss) to average net assets (c)    (1.7%)(d)  (2.2%)     (2.5%)    (0.7%)      0.4%      1.2%
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             0.0% (b)   5.8%      38.8%     74.6%       0.0%     14.9%
-----------------------------------------------------------------------------------------------------------------------------------
 Number of shares outstanding at end of period (in 000's)           1,873     1,873      1,873     1,958      2,004     2,322
 Net assets, end of period (in 000's)                               9,550     9,289      7,708     8,354     13,881    17,569
-----------------------------------------------------------------------------------------------------------------------------------

(a) Based on market price per share with dividends, distributions, and deemed distributions reinvested at lower of net asset value or closing market price on the distribution date.
(b) Not annualized.
(c) Ratios reflect expenses gross of expense-offset arrangements.
(d) Annualized.

Z-SEVEN FUND PRIVACY NOTICE

Under a recent Securities and Exchange Commission ("SEC") regulation, we are required to provide a notice to each of our individual shareholders explaining our policies and practices relating to the disclosure of personal information about you to unrelated third parties. This regulation, called Regulation S-P, applies to all investment advisers registered with the SEC. As a general matter, it is and has always been our policy not to disclose information about in our possession. We describe these policies in further detail below.

We collect nonpublic personal information about you from the following sources:

o Information we receive from you on account applications, information forms, and other shareholder interactions;
o    Information about your transactions with us, our affiliates, or others; and
o    Information we may receive from a consumer reporting agency.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to nonpublic personal information about you to those employees who need-to-know that information to provide products or services to you.

We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

BOARD OF DIRECTORS
Alan Mevis
Lydia Moore
Dr. Jeffrey Shuster
Rochelle Ziskin
Barry Ziskin

INVESTMENT ADVISER
TOP Fund Management, Inc.

OFFICERS:
Barry Ziskin
PRESIDENT AND TREASURER
Rochelle Ziskin
CORPORATE SECRETARY

CUSTODIAN
Investors Bank & Trust Company

TRANSFER AGENT
Wells Fargo Bank Minnesota, N.A.
Shareowner Services

INDEPENDENT AUDITORS
Tait, Weller & Baker

GENERAL COUNSEL
Kilpatrick Stockton LLP

MARKETS TRADED
O.T.C. Pink Sheets
Symbol: ZSEV.PK

Pacific Exchange
Symbol: ZSE

CORPORATE OFFICE
1819 South Dobson Road
Suite 109
Mesa, AZ 85202
(480) 897-6214
Fax (480) 345-9227
Zseven@aol.com

[Z SEVEN LOGO]    Z-Seven Fund, Inc.
                  1819 S. Dobson Road
                  Suite 109
                  Mesa, AZ 85202
                  (480) 897-6214
======================================

ITEM 2. CODE OF ETHICS.


Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A copy of the registrant's Proxy Voting Policies and Procedures is set forth below. Because the registrant's Proxy Voting Policies and Procedures generally delegate responsibility for voting proxies for the registrant to the registrant's investment adviser, the registrant's investment adviser's Proxy Voting Policies and Procedures are also set forth below.

                               Z-SEVEN FUND, INC.
                                     FORM OF
                       PROXY VOTING AND DISCLOSURE POLICY

I.       INTRODUCTION

         Effective April 14, 2003, the SEC adopted rule and form amendments under the Securities Act of 1933, the Securities Act of 1934, and the Investment Company Act of 1940 (the "Investment Company Act") to require registered closed-end management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

         The IC Amendments require that the Z-Seven Fund, Inc. (the "Fund"), disclose the policies and procedures that it uses to determine how to vote proxies for portfolio securities. The IC Amendments also require the Fund to file with the SEC and to make available to its shareholders the specific proxy votes cast for portfolio securities.

         This Proxy Voting and Disclosure Policy (the "Policy") is designed to ensure that the Fund complies with the requirements of the IC Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that the Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.      SPECIFIC PROXY VOTING POLICIES AND PROCEDURES

A.       GENERAL

                  The Fund believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Fund is committed to voting corporate proxies in the manner that best serves the interests of the Fund's shareholders.

         B.       DELEGATION TO FUND'S ADVISER

                  Fund management believes that TOP Fund Management, Inc., as the Fund's investment adviser ("TOP"), is in the best position to make individual voting decisions for the Fund consistent with this Policy. Therefore, subject to the oversight of the Fund's Board of Directors (the "Board"), TOP is hereby delegated the following duties:

          (1) to make the proxy voting decisions for the Fund; and
          (2) to assist the Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

                  The Board, including a majority of the independent directors of the Board, must approve this Proxy Voting and Disclosure Policy, and TOP's Proxy Voting and Disclosure Policy (the "TOP Voting Policy") as it relates to the Fund, in each case within four months of their respective adoption. The Board must also approve any material changes to this Policy or TOP's Voting Policy (to the extent related to the Fund) no later than four
                  (4) months after adoption.

         C.       CONFLICTS

                  In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of TOP, the principal underwriter, or an affiliated person of the Fund, TOP, or the principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund's shareholders when a vote is cast consistent with (a) the TOP Voting Policy or (b) the decision of the Board's Proxy Voting Committee (as defined below).

II.      FUND DISCLOSURE

         A. DISCLOSURE OF FUND POLICIES AND PROCEDURES WITH RESPECT TO VOTING PROXIES RELATING TO PORTFOLIO SECURITIES

                  Beginning with the Fund's next annual update to its Annual Report ("Report") on Form N-CSR after July 1, 2003, the Fund shall disclose this Policy to its shareholders. The Fund will notify shareholders in the Report and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

         B.       DISCLOSURE OF THE FUND'S COMPLETE PROXY VOTING RECORD

                  Beginning after June 30, 2004, the Fund shall disclose to its shareholders, in accordance with Rule 30b1-4 of the Investment Company Act, on Form N-CSR, the Fund's complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

                  The Fund shall disclose the following information on Form N-CSR for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

                  (i)    The name of the issuer of the portfolio security;
                  (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
                  (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
                  (iv) The shareholder meeting date; (v) A brief identification of the matter voted on;
                  (vi) Whether the matter was proposed by the issuer or by a security holder;
                  (vii)  Whether the Fund cast is vote on the matter;
                  (viii) How the Fund cast its vote (e.g., for or against
                         proposal, or abstain; for or withhold regarding election of directors); and
                  (ix) Whether the Fund cast its vote for or against management.

                  The Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-CSR on the website beginning the same day it files such information with the SEC.

                  The Fund shall also include in its Report a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (a) without charge upon request by calling a specified toll-free (or collect) telephone number, or, if applicable, on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it must send the information disclosed in the Fund's most recently filed report on Form N-CSR within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

III.     RECORDKEEPING

         The Fund shall keep the following records for a period of at least five years, the first two in an easily accessible place:

                  (i)    A copy of this Policy;
                  (ii)   Proxy Statements received regarding Fund's securities;
                  (iii)  Records of votes cast on behalf of Fund; and
                  (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

         The foregoing records may be kept as part of the TOP's records.

         The Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by TOP that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

VI.      PROXY VOTING COMMITTEE

         A.       GENERAL

                  The Fund will form a Proxy Voting Committee that shall be composed entirely of independent directors of the Board and may be comprised of one or more such independent directors as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how the Fund should cast its vote, if called upon by the Board or TOP, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of TOP, the principal underwriter, or an affiliated person of the Fund, TOP, or the principal underwriter, on the other hand.

         B.       POWERS AND METHODS OF OPERATION

                  The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and shall have such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Fund counsel at the expense of the Fund if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Fund's records. The Proxy Voting Committee shall review this Policy as it deems necessary and recommend any changes to the Board.

V.       OTHER

                           This Policy may be amended, from time to time, as determined by the Board.

         Adopted as of this 1st day of July, 2003.



                            TOP FUND MANAGEMENT, INC.
                       PROXY VOTING AND DISCLOSURE POLICY
                             (ADOPTED JULY 1, 2003)

I.       INTRODUCTION

         Effective March 10, 2003, the U.S. Securities and Exchange Commission (the "SEC") adopted rule and form amendments under the Investment Advisers Act of 1940 (the "Advisers Act") that address an investment adviser's fiduciary obligation to its clients when the Advisor has the authority to vote their proxies (collectively, the rule and form amendments are referred to herein as the "Advisers Act Amendments").

         The Advisers Act Amendments require that TOP Fund Management, Inc. ("Adviser") adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how Adviser has actually voted their proxies.

         This Proxy Voting and Disclosure Policy (the "Policy") is designed to ensure that Adviser complies with the requirements of the Advisers Act Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients or, with respect to the Fund, its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.      SPECIFIC PROXY VOTING POLICIES AND PROCEDURES

         Adviser believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. Adviser is committed to voting corporate proxies in the manner that serves the best interests of their clients.

         The following details Adviser's philosophy and practice regarding the voting of proxies.

         A.       GENERAL

                  Adviser believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients. As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

         B.       PROCEDURES

                  To implement Adviser's proxy voting policies, Adviser has developed the following procedures for voting proxies.

                  1. Upon receipt of a corporate proxy by Adviser, the special or annual report and the proxy are submitted to Adviser's proxy voting manager (the "Proxy Manager"), currently Barry Ziskin. The Proxy Manager will then vote the proxy in accordance with this policy. For any proxy proposal not clearly addressed by this policy, the Proxy Manager will consult with Adviser's President, currently Barry Ziskin, before voting the proxy.

                  2. The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries. The reviewer shall take into consideration what vote is in the best interests of clients and the provisions of Adviser's Voting Guidelines in Section C below. The Proxy Manager will then vote the proxies.

                  3. The Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section V below) or (for the Fund) under Rule 30b1-4 of the Investment Company Act. With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in Adviser's files.

         C.       ABSENCE OF PROXY MANAGER

                  In the event that the Proxy Manager is unavailable to vote a proxy, then the President shall perform the Proxy Manager's duties with respect to such proxy in accordance with the policies and procedures detailed above.

III.     VOTING GUIDELINES

         While Adviser's policy is to review each proxy proposal on its individual merits, Adviser has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies. These guidelines are set forth below:

         A.       CORPORATE GOVERNANCE

                  1.       ELECTION OF DIRECTORS AND SIMILAR MATTERS

                           In an uncontested election, Adviser will generally vote in favor of management's proposed directors. In a contested election, Adviser will evaluate proposed directors on a case-by-case basis. With respect to proposals regarding the structure of a company's Board of Directors, Adviser will review any contested proposal on its merits.

                           Notwithstanding the foregoing, Adviser expects to generally SUPPORT proposals to:

                           o        Eliminate cumulative voting; and
                           o Limit directors' liability and broaden directors' indemnification rights;

                           And expects to generally VOTE AGAINST proposals to:

                           o        Adopt the use of cumulative voting; and
                           o Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular decision).

                  2.       AUDIT COMMITTEE APPROVALS

                           Adviser generally supports proposals that help ensure that a company's auditors are independent and capable of delivering a fair and accurate opinion of a company's finances. Adviser will generally vote to ratify management's recommendation and selection of auditors.

                  3.       SHAREHOLDER RIGHTS

                           Adviser may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis. Notwithstanding the foregoing, Adviser expects to generally SUPPORT proposals to:

                           o Adopt confidential voting and independent tabulation of voting results; and
                           o        Require shareholder approval of poison
                                    pills;

                           And expects to generally VOTE AGAINST proposals to:

                           o        Adopt super-majority voting requirements;
                                    and
                           o Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.

                  4. ANTI-TAKEOVER MEASURES, CORPORATE RESTRUCTURINGS AND SIMILAR MATTERS

                           Adviser may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company's stock.

                           Notwithstanding the foregoing, Adviser expects to generally SUPPORT proposals to:

                           o Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);
                           o Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and
                           o        Require shareholder approval of "poison
                                    pills."

                           And expects to generally VOTE AGAINST proposals to:

                           o        Adopt classified boards of directors;

                           o Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and
                           o        Require a company to consider the
                                    non-financial effects of mergers or
                                    acquisitions.

                  5.       CAPITAL STRUCTURE PROPOSALS

                           Adviser will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.

                           Notwithstanding the foregoing, Adviser expects to generally SUPPORT proposals to:

                           o        Eliminate preemptive rights.

         B.       COMPENSATION

                  1.       GENERAL

                           Adviser generally supports proposals that encourage the disclosure of a company's compensation policies. In addition, Adviser generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance. Adviser may consider any contested proposal related to a company's compensation policies on a case-by-case basis.

                           Notwithstanding the foregoing, Adviser expects to generally SUPPORT proposals to:

                           o        Require shareholders approval of golden
                                    parachutes.

                           And expects to generally VOTE AGAINST proposals to:

                           o Adopt measures that appear to the Proxy Manager to arbitrarily limit executive or employee benefits.

                  2.       STOCK OPTION PLANS

                           Adviser evaluates proposed stock option plans and issuances on a case-by-case basis. In reviewing proposals regarding stock option plans and issuances, Adviser may consider, without limitation, the potential dilutive effect on shareholders' shares, the potential short and long-term economic effects on the company and shareholders and the actual terms of the proposed options. The Proxy Manager shall, with the assistance of Adviser management, determine and maintain certain minimum required criteria regarding eligibility, price (including re-pricing of underwater options) and dilution for stock option plans (the "Criteria"), which Criteria shall be used to evaluate stock option plan proposals.

                           Notwithstanding the foregoing, Adviser expects to generally SUPPORT proposals to:

                           o Adopt executive stock option plans and stock option plans for outside directors, provided that the Proxy Manager determines that they meet the Criteria; and
                           o Adopt employee ownership plans, provided that the Proxy Manager determines that (i) they meet the Criteria, (ii) they are limited to no more than 10% of outstanding the shares of the company; and (iii) they give employees the right to vote and tender shares allocated to their individual accounts;

                           And expects generally to VOTE AGAINST proposals to:

                           o Adopt executive stock plans, outside director option plans and employee stock option plans that the Proxy Manager determines fail to meet the Criteria.

         C.       CORPORATE RESPONSIBILITY AND SOCIAL ISSUES

                  Adviser generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company's management that should be addressed solely by the company's management. Accordingly, Adviser will generally abstain from voting on proposals involving corporate responsibility and social issues. Notwithstanding the foregoing, Adviser may vote against corporate responsibility and social issue proposals that Adviser believes will have substantial adverse economic or other effects on a company, and Adviser may vote for corporate responsibility and social issue proposals that Adviser believes will have substantial positive economic or other effects on a company.

III.     CONFLICTS

         In cases where Adviser is aware of a conflict between the interests of a client and the interests of Adviser or an affiliated person of Adviser (e.g., a portfolio company is a client or an affiliate of a client of Adviser), Adviser will notify the client of such conflict and will vote the client's shares in accordance with the client's instructions. In the event that Adviser does not receive instructions from the client within three business days of the notice, Adviser may abstain from voting or vote the proxy in what it believes (in its sole discretion) is the client's best interests.

IV.      ADVISER DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

         On or before August 6, 2003, Rule 206(4)-6 requires Adviser to disclose in response to any client request how the client can obtain information from Adviser on how its securities were voted. Adviser will disclose in
         Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Adviser. Upon receiving a written request from a client, Adviser will provide the information requested by the client within a reasonable amount of time.

         Rule 206(4)-6 also requires Adviser to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Adviser will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Adviser will provide a copy of this policy within a reasonable amount of time.

         If approved by the client, this policy and any requested records may be provided electronically.

VI.      RECORDKEEPING

         Adviser shall keep the following records for a period of at least five years, the first two in an easily accessible place:

                  (v)    A copy of this Policy;
                  (vi)   Proxy Statements received regarding client securities;
                  (vii)  Records of votes cast on behalf of clients;
                  (viii) Any documents prepared by Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision;
                  (ix) Records of client requests for proxy voting information, and
                  (x) With respect to the Fund, a record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

         The Fund shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Fund by Adviser. These records may be kept as part of Adviser's records.

         Adviser may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Adviser that are maintained with a third party such as a proxy voting service, provided that Adviser has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                        Adopted as of this 1st day of July, 2003

                                                     /s/ Barry Ziskin, President

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Registrant made no repurchases of the registrant's equity securities during the period covered by this report.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934, as amended (the "1934 Act"), is recorded, processed, summarized and reported in substantial compliance with the 1934 Act and the Commission's rules and forms thereunder.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as 99.302CERT.

(a)(3) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as 99.906CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Z SEVEN FUND, INC.

By (Signature and Title) /s/ Barry Ziskin, President
                         ----------------------------------
Date  September 8, 2004
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Barry Ziskin, President
                        ------------------------
Date  September 8, 2004
      ------------------